RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

26. RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities.

During the years ended December 31, 2020, 2021 and 2022, other than disclosed elsewhere, the Group had the following material related party transactions.

Related Party	Relationship with the Group
Ziroom Inc. and its subsidiaries (“Ziroom”)	A group which management or operating policies significantly influenced by a director of the Company
Yuanjing Mingde (Beijing) Holding Group Co., Ltd. and its subsidiaries (“Yuanjing Mingde”)	A group which management or operating policies significantly influenced by a director of the Company
Vanlian (Beijing) Decoration Co., Ltd. (“Vanlian”)	An affiliate company of the Group
IFM Investments Limited (“IFM”)	An affiliate company of the Group
Shengdu	An affiliate company of the Group
Shanghai Xinhewan Industrial Development Co., Ltd (“Xinhewan”)	An affiliate company of the Group
Brokerage firms	Firms that the Group has significant influence in
Tencent	Principal owner of the Group

Shengdu was considered as a related party of the Group from December 10, 2021. On April 20, 2022, the Group completed the acquisition of Shengdu and Shengdu became a consolidated subsidiary of the Group (Note 23). Transactions between the Group and Shengdu from the period of December 10, 2021 to April 19, 2022 are disclosed as related party transactions.

Vanlian was an affiliate company of the Group. On January 4, 2022, the Group completed the acquisition of Vanlian and Vanlian became a wholly owned subsidiary of the Group. Transactions between the Group and Vanlian before January 3, 2022 are disclosed as related party transactions.

(i)The Group entered into the following transactions with related parties:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Revenues from related parties
Online marketing services provided to Ziroom	72,309	104,888	90,262
Platform services provided to IFM	41,704	69,717	65,258
Agency services provided to Ziroom	55,447	53,150	34,197
Agency services and other services provided to Shengdu	—	7,565	8,700
Agency services provided to Yuanjing Mingde	35,154	4,491	5,183
Technical services provided to Tencent	—	1,608	745
Agency services, online marketing services and home renovation services provided to Vanlian	14,706	174,511	—
Commission support services provided to brokerage firms	201,385	423,448	441,471
Platform and franchise services provided to brokerage firms	1,870	8,512	13,011
Others	—	—	5,376
Total	422,575	847,890	664,203

Agency services refer to services to facilitate home sales or leases. A certain percentage of commission was recognised upon the completion of contracts between referred customers and the related parties stated above.

26. RELATED PARTY TRANSACTIONS (CONTINUED)

Online marketing services mainly refer to the technical support, marketing and promotion services provided to the above related parties to promote their own services and products.

Platform services refer to the fees the Group charged for using the Group’s ACN and SaaS system. Franchise services refer to the fees the Group charges for using the Group’s Deyou brand.

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Services provided by related parties
Online marketing and technical services from Tencent	38,943	193,866	159,564
Rental and property management services from Yuanjing Mingde	8,753	30,609	27,379
Services from Ziroom	1,025	7,942	8,131
Referral services from IFM	8,656	10,672	5,590
Referral services from brokerage firms	426,233	831,591	673,972
Others	16,343	1,322	2,717
Total	499,953	1,076,002	877,353

Online marketing services mainly refer to the cloud, marketing and promotion services provided by Tencent.

Rental services mainly include the office rental from Yuanjing Mingde, which was charged based on fair market price.

Referral services provided by related parties mainly refer to customer referrals from related parties.

Services from Ziroom including referral, cleaning, maintenance, sales and marketing services provided by Ziroom.

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Other income
Interest income from loans provided to Xinhewan	—	—	4,301
Interest income from loans provided to IFM	2,289	2,209	(753)
Interest income from loans provided to Yuanjing Mingde	92,013	—	—
Interest income from loans provided to executive directors	1,800	—	—
Interest income from loans provided to others	1,949	1,450	2,406
Total	98,051	3,659	5,954

(ii)On May 31, 2021, the Group invested in 29.16% of the equity interests of Yuanjing Mingchuang with certain preference rights with a total cash consideration of RMB700 million. Yuanjing Mingchuang is a subsidiary of Yuanjing Mingde. For the detail, please refer to Note 11.

26. RELATED PARTY TRANSACTIONS (CONTINUED)

(iii)As of December 31, 2021 and 2022, the Group had the following lease balances and transactions with related parties:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Operating Leases
Store leases from Yuanjing Mingde	136,164	77,625
Administrative office leases from Ziroom	51	72
Total operating lease assets	136,215	77,697
Operating lease liabilities, current from Yuanjing Mingde	8,213	4,284
Operating lease liabilities, current from Ziroom	51	26
Operating lease liabilities, non-current from Yuanjing Mingde	125,075	75,449
Total operating lease liabilities	133,339	79,759

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Operating lease cost from related parties
Operating lease cost from Yuanjing Mingde	1,529	18,358	18,092
Operating lease cost from Ziroom	49	100	175
Operating lease cost from brokerage firms	—	49	—
Total	1,578	18,507	18,267

26. RELATED PARTY TRANSACTIONS (CONTINUED)

(iv)As of December 31, 2021 and 2022, the Group had the following balances with related parties:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Amounts due from and prepayments to related parties
Ziroom	349,375	345,212
IFM	7,799	7,400
Yuanjing Mingde	7,471	6,806
Tencent	175	2,258
Vanlian	209,087	—
Shengdu	6,431	—
Brokerage firms	10,485	19,551
Others	519	24,729
Total	591,342	405,956

Amounts due to related parties
Tencent	35,269	34,723
Ziroom	30,872	33,530
IFM	22,893	27,091
Yuanjing Mingde	8,569	6,983
Vanlian	143,804	—
Shengdu	1,498	—
Brokerage firms	339,911	315,977
Others	1,262	7,381
Total	584,078	425,685

As of December 31, 2022, all amounts due from and prepayments to related parties and amounts due to related parties were trade in nature.

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Loan receivables from related parties
Short‑term loans to IFM	20,000	20,000
Short-term loans to others (a)	22,788	15,846
Current portion of long-term loans to Xinhewan (b)	—	14,617
Long-term loans to Xinhewan (b)	—	17,934
Long-term loans to others (a)	—	5,000
Total	42,788	73,397
(a)	The balance of loans to others included the loans provided to entities that the Group invested and has significant influence in for operating of business of these entities, net of allowance for credit losses.

26. RELATED PARTY TRANSACTIONS (CONTINUED)

(b)	In January 2022, the Group entered into a three-year RMB44.5 million loan agreement with Xinhewan at an annual fixed borrowing rate of 12%. The principal and interests are repayable to the Group in thirty-six equal instalments. As of December 31, 2022, RMB14.6 million of the loan was due within one year; the remaining RMB17.9 million was classified as long-term loan receivables from related parties on the consolidated balance sheet.

As of December 31, 2022, all loan receivables from related parties were non-trade in nature. In relation to the loans provided to the related parties stated above, the Group charged the related parties based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.

(v)On September 5, 2022, Beike Zhaofang (Beijing) Technology Co., Ltd., a wholly owned subsidiary of the Company, entered into a donation agreement, or the Donation Agreement, with one of our principal shareholder, or the Donator. According to the Donation Agreement, the Donator agreed to donate RMB30 million free of charge during a three-year period to set up a scholarship for Huaqiao Academy run by the Group, or the Huaqiao Scholarship. The Group agreed to manage the Huaqiao Scholarship on behalf of the Donator by solely acting on its instructions. The Huaqiao Scholarship shall only be used to subsidize outstanding students of Huaqiao Academy, who will use the Huaqiao Scholarship to pay the tuition payable to Huaqiao Academy. The Huaqiao Scholarship shall be managed and accounted independently, and shall not be used for any other purpose unless instructed by the Donator, who is responsible for overseeing the use of the donated fund. During the year ended December 31, 2022, donation payment of RMB10 million was made by the Donator to a bank account designated by the Group.